Equity (Transactions with Noncontrolling Interests) (Details) - USD ($)	3 Months Ended								9 Months Ended			12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 13, 2021	Jan. 01, 2020	Dec. 31, 2019
Noncontrolling Interest [Line Items]
Gain (Loss) on Disposition of Business				$ (1,800,000,000)								$ (9,000,000)	$ (1,683,000,000)	$ (95,000,000)
Adjustments to Additional Paid in Capital, Other												13,000,000
Stockholders' Equity Attributable to Parent	$ 2,437,000,000			2,798,000,000								2,437,000,000	2,798,000,000
Additional Paid in Capital	6,688,000,000			7,106,000,000								6,688,000,000	7,106,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	(1,640,000,000)			(2,220,000,000)			$ (2,397,000,000)					(1,640,000,000)	(2,220,000,000)	(2,397,000,000)
Contributions from noncontrolling interests												233,000,000	365,000,000	$ 1,000,000
Retained Earnings (Accumulated Deficit)	$ (1,635,000,000)			$ (1,089,000,000)								$ (1,635,000,000)	$ (1,089,000,000)			$ (731,000,000)	$ (692,000,000)
AES Brasil
Noncontrolling Interest [Line Items]
Equity Method Investment, Ownership Percentage				100.00%									100.00%
sPower [Member]
Noncontrolling Interest [Line Items]
Equity Method Investment, Ownership Percentage	50.00%			50.00%								50.00%	50.00%
AES Tiete [Domain]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent							44.10%							44.10%
Chile Renovables SpA
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent					51.00%					51.00%
AES Brasil
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent				46.70%	45.70%					45.70%			46.70%
AES Brasil [Domain]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	47.40%											47.40%
AES Andes
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	99.00%											99.00%
Ownership interest acquired in subsidiary	1.00%											1.00%
AES Southland [Domain]
Noncontrolling Interest [Line Items]
Adjustments to Additional Paid in Capital, Other												$ 94,000,000
Sale of Stock, Percentage of Ownership after Transaction												50.10%		65.00%
Additional Paid in Capital							$ 266,000,000							$ 266,000,000
Sale of Stock, Consideration Received on Transaction														424,000,000
Stockholders' Equity, Period Increase (Decrease)												$ 91,000,000		$ 275,000,000
Payments to Acquire Additional Interest in Subsidiaries												157,000,000
Sale of Stock, Description of Transaction														35
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent												0.149
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent												3,000,000		$ 9,000,000
AES Tiete
Noncontrolling Interest [Line Items]
Adjustments to Additional Paid in Capital, Other														94,000,000
Stockholders' Equity, Period Increase (Decrease)														214,000,000
Payments to Acquire Additional Interest in Subsidiaries							16,000,000				$ 240,000,000
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent							$ 0.013				0.185
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent														$ 120,000,000
AES Gener
Noncontrolling Interest [Line Items]
Sale of Stock, Percentage of Ownership after Transaction								38.00%
Preferred Stock, Participation Rights								12 million
Sale of Stock, Consideration Received on Transaction								$ 113,000,000
Sale of Stock, Description of Transaction								5
Investments								$ 113,000,000			$ 113,000,000
Chile Renovables SpA
Noncontrolling Interest [Line Items]
Adjustments to Additional Paid in Capital, Other		$ 12,000,000	$ 9,000,000
Sale of Stock, Consideration Received on Transaction		80,000,000	37,000,000		$ 53,000,000
Stockholders' Equity, Period Increase (Decrease)		$ 68,000,000	28,000,000
Sale of Stock, Description of Transaction					49
Indirect ownership percentage in subsidiary by parent					34.00%					34.00%
Guaimbe Solar Complex [Member]
Noncontrolling Interest [Line Items]
Sale of Stock, Percentage of Ownership before Transaction						45.30%
Sale of Stock, Percentage of Ownership after Transaction						36.30%
Sale of Stock, Consideration Received on Transaction						$ 158,000,000
Sale of Stock, Description of Transaction						19.9
AES Andes
Noncontrolling Interest [Line Items]
Adjustments to Additional Paid in Capital, Other												$ 96,000,000
Sale of Stock, Percentage of Ownership before Transaction												67.10%	67.10%	67.00%
Sale of Stock, Percentage of Ownership after Transaction												98.00%	67.00%	67.10%
Sale of Stock, Consideration Received on Transaction	$ 172,000,000		$ 522,000,000
Stockholders' Equity, Period Increase (Decrease)													$ 3,000,000
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent												$ 76,000,000
Stock Issued During Period, Shares, New Issues														1,980,000,000
Common Stock, Shares Subscribed but Unissued							1,350,000,000							1,350,000,000
Investment Owned, at Cost	$ 22,000,000						$ 205,000,000					22,000,000		$ 205,000,000
Other Noncontrolling Interests							$ 629,000,000							629,000,000
Contributions from noncontrolling interests														94,000,000
Colon [Domain]
Noncontrolling Interest [Line Items]
Adjustments to Additional Paid in Capital, Other					$ 8,000,000
Stockholders' Equity, Period Increase (Decrease)					12,000,000
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent					$ 4,000,000
Redeemable noncontrolling interest, percentage acquired by parent															49.90%
AES Brasil
Noncontrolling Interest [Line Items]
Adjustments to Additional Paid in Capital, Other										$ 6,000,000		10,000,000
Stockholders' Equity, Period Increase (Decrease)				$ 7,000,000						13,000,000		98,000,000
Payments to Acquire Additional Interest in Subsidiaries									$ 17,000,000
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent									$ 0.016
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent										$ 7,000,000		3,000,000
Stock Issued During Period, Shares, New Issues				93,000,000
AES Brasil | Private Placement
Noncontrolling Interest [Line Items]
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions	107,000,000								116,000,000
Sale of Stock, Number of Shares Issued in Transaction	53,000,000								54,000,000
Alto Maipo
Noncontrolling Interest [Line Items]
Stockholders' Equity, Period Increase (Decrease)	$ 182,000,000
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent	177,000,000
Retained Earnings (Accumulated Deficit)	$ 5,000,000											5,000,000
AES Clean Energy
Noncontrolling Interest [Line Items]
Sales to noncontrolling interests												230,000,000
AES Renewable Holdings
Noncontrolling Interest [Line Items]
Sales to noncontrolling interests												88,000,000	127,000,000	144,000,000
Ventus Wind Complex [Member]
Noncontrolling Interest [Line Items]
Sale of Stock, Percentage of Ownership after Transaction			35.80%
Sale of Stock, Consideration Received on Transaction			$ 63,000,000
Sale of Stock, Description of Transaction			3.5
Additional Paid-in Capital [Member]
Noncontrolling Interest [Line Items]
Sales to noncontrolling interests												78,000,000	(7,000,000)	260,000,000
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests												$ 78,000,000	$ 9,000,000	$ 89,000,000